INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of movement in components of deferred tax assets and liabilities
The movements of the components of the deferred tax assets and deferred tax liabilities are as follows:

($ millions)	Balance at December 31, 2020	Recognized in Earnings (Loss)	Recognized in Other Comprehensive Loss	Equity	Other	Balance at December 31, 2021
Deferred income tax assets
Derivative financial instruments	4	(20)	—	—	—	(16)
Employee benefits	11	2	(11)	—	—	2
Share-based payments	14	10	—	—	—	24
Provisions	83	17	—	—	—	100
Benefit of loss carryforwards	275	110	—	—	—	385
Other deductible temporary differences	51	(41)	—	—	(3)	7

Deferred income tax liabilities
Property, plant and equipment	2,091	159	—	—	—	2,250
Intangible assets	260	(9)	—	—	—	251
Investments in equity accounted investees	692	17	—	—	—	709
Taxable limited partnership income deferral	(2)	48	—	—	—	46
Total net deferred tax liabilities(1)	2,603	137	11	—	3	2,754

($ millions)	Balance at December 31, 2019	Recognized in Earnings (Loss)	Recognized in Other Comprehensive Income (Loss)	Equity	Other	Balance at December 31, 2020
Deferred income tax assets
Derivative financial instruments	(13)	21	(4)	—	—	4
Employee benefits	9	(2)	4	—	—	11
Share-based payments	24	(10)	—	—	—	14
Provisions	79	4	—	—	—	83
Benefit of loss carryforwards	400	(125)	—	—	—	275
Other deductible temporary differences	52	16	—	(2)	—	66

Deferred income tax liabilities
Property, plant and equipment	2,036	55	—	—	—	2,091
Intangible assets	263	(3)	—	—	—	260
Investments in equity accounted investees	1,109	(417)	—	—	—	692
Taxable limited partnership income deferral	101	(103)	—	—	—	(2)
Other taxable temporary differences	(13)	32	—	—	(4)	15
Total net deferred tax liabilities(1)	2,945	(340)	—	2	(4)	2,603
(1)    Comprised of deferred tax liabilities of $3.0 billion (2020: $2.9 billion) net of deferred tax assets of $257 million (2020: $322 million).

Disclosure of reconciliation of effective tax rate
Reconciliation of Effective Tax Rate

For the years ended December 31
($ millions, except as noted)	2021	2020
Earnings (loss) before income tax	1,665	(416)
Canadian statutory tax rate (percent)	23.3	24.6
Income tax at statutory rate	388	(102)
Tax rate changes and foreign rate differential	(19)	(5)
Changes in estimate and other	21	(5)
Permanent items	12	12
Unrecognized tax attribute	21	—
Income tax expense (recovery)	423	(100)

Disclosure of income tax expense
Income Tax Expense

For the years ended December 31
($ millions)	2021	2020
Current tax expense	286	240
Deferred tax expense
Origination and reversal of temporary differences	235	(485)
Tax rate changes on deferred tax balances	14	32
(Increase) decrease in tax loss carry forward	(112)	113
Total deferred tax expense (recovery)	137	(340)
Total income tax expense (recovery)	423	(100)

Disclosure of deferred tax items recovered directly in equity
Deferred Tax Items Recovered Directly in Equity

For the years ended December 31
($ millions)	2021	2020
Share issue costs	—	(2)
Other comprehensive income (loss) (Note 24):
Change in fair value of net investment hedges	—	(4)
Remeasurements of defined benefit (asset) liability	(11)	4
Deferred tax items recovered directly in equity	(11)	(2)